OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 90,028	$ 0
Addition		100,877
Lease payment- base rent portion	(26,745)	(21,288)
Lease liability - accretion expense	9,620	10,438
Ending period of lease liability	72,903	90,027
Current portion	20,696	17,125
Long term portion	$ 52,207	$ 72,903